Statement of Financial Position (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current
Cash	$ 52,401	$ 32,357
Accounts receivable	25,592	34,537
Total current assets	77,993	66,894
Voisey's Bay property	823,072	369,304
Total assets	901,065	436,198
Current
Accounts payable and accrued liabilities	415,323	417,072
Accounts payable - related parties	9,512	9,512
Convertible debentures payable	240,000	0
Share subscriptions received	54,000	0
Total current liabilities	718,835	426,584
Convertible debentures payable	0	240,000
Total liabilities	718,835	666,584
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, no par value, unlimited shares authorized, 137,846,070 and 123,941,070 shares issued and outstanding, respectively	6,630,848	6,024,026
Additional paid in capital	3,049,240	3,014,462
Deficit	(9,497,858)	(9,268,874)
Total stockholders' equity (deficit)	182,230	(230,386)
Total liabilities and stockholders' equity (deficit)	$ 901,065	$ 436,198